December 2020 Convertible Debenture and Warrants (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 14, 2020	Jan. 31, 2021	Jan. 29, 2021	Jun. 30, 2021	Dec. 31, 2020
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Net proceeds allocated to convertible debenture	$ 1,540,000
Convertible debenture, description	i) a 9% senior secured convertible debenture (the “2020 Convertible Debenture” or “Debenture”) in the principal amount of $1,600,000, which is convertible up to 800,000 ADSs at $2.00 per ADS at any time, matures 30 months from the date of issuance and accrues interest at 9% per annum payable quarterly in cash or, in lieu of cash payment, in our ADSs, subject to adjustment and certain customary equity conditions; ii) a 2-year warrant (“Series B Warrant”) to purchase 5,000,000 ADS at an exercise price of $2.00 per ADS; iii) a warrant to purchase 1,200,000 ADS (“Series A Warrant”) until December 14, 2027 at an exercise price of $2.45 per ADS; and iv) a 7-year warrant to purchase 7,500,000 ADS (“Series C Warrant”, together with Series A Warrant and Series B Warrant, the “December 2020 Warrants”) at an exercise price of $2.45 per ADS. The exercisability of Series C Warrant shall vest ratably from time to time in proportion to the exercise of the Series B Warrant by the holder. Further, for each $1 million of subscription amount under the 2020 Convertible Debenture and the Series B Warrant, the purchaser shall receive a certificate representing 50,000 ADSs (or such lesser number on a ratable basis if the Subscription Amount is less than $1 million)
Exercise price (in Dollars per share)				$ 2.20
Net proceeds allocated to convertible debenture				$ 206,000
Net proceeds from issuance of warrants				27,400,000
Beneficial conversion feature (BCF)				206,000
Issuance costs charged to equity				77,500
Amount paid to the holder				60,000
Remaining unamortized debt discount			$ 784,000		$ 784,000
Recognized interest expense					20,000
Contractual interest					7,000
Amortization of the debt discounts and debt issuance cost					13,000
Debenture carrying value					816,000
Aggregate amount		$ 743,500
Accrued interest			$ 11,600
Interest expense				796,000	$ 105,000
Series A [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Fair value adjustment of warrants				1,220,000
Net proceeds from issuance of warrants				157,000
Aggregate proceeds				737,000
Series A [Member] | Maximum [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Exercise price (in Dollars per share)		$ 2.45
Series B [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Fair value adjustment of warrants				2,915,000
Net proceeds from issuance of warrants				375,000
Aggregate proceeds				803,000
Series B [Member] | Minimum [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Exercise price (in Dollars per share)		$ 2.00
Series C [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Fair value adjustment of warrants				6,244,000
Net proceeds from issuance of warrants				$ 802,000
Class A Ordinary Shares [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Converted shares (in Shares)			889,667
Issuance of shares (in Shares)				14,200,000